PROPERTY, PLANT AND EQUIPMENT - Summaries of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	$ 2,149.3		$ 1,803.9
Additions	290.6		251.8
Acquisition of subsidiaries	0.8		175.2
Additions - through the monetization of royalties			46.0
Disposals	(0.7)		(1.5)
Depreciation	(145.6)		(137.6)
Impairment	(1.8)		(4.9)
Transfers and others	13.0		18.9
Foreign currency exchange differences	54.4		(2.5)
Property, plant and equipment, end	2,154.0	[1]	2,149.3
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	3,239.2
Property, plant and equipment, end	3,167.6		3,239.2
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(1,089.9)
Property, plant and equipment, end	(1,013.6)		(1,089.9)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start			226.7
Additions	31.0		27.3
Acquisition of subsidiaries	0.1		0.2
Additions - through the monetization of royalties			0.0
Disposals	(0.1)		0.0
Depreciation	(17.7)		(16.8)
Impairment	0.0		0.0
Transfers and others	2.2		4.4
Foreign currency exchange differences	5.6		(0.1)
Property, plant and equipment, end	262.8
Buildings and land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	455.4
Property, plant and equipment, end	490.0		455.4
Buildings and land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(213.7)
Property, plant and equipment, end	(227.2)		(213.7)
Simulators
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start			1,185.9
Additions	27.3		10.3
Acquisition of subsidiaries	0.0		70.4
Additions - through the monetization of royalties			46.0
Disposals	(0.5)		(1.3)
Depreciation	(105.0)		(83.1)
Impairment	(1.8)		(4.9)
Transfers and others	155.0		232.3
Foreign currency exchange differences	44.0		(5.3)
Property, plant and equipment, end	1,569.3
Simulators | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	2,005.0
Property, plant and equipment, end	2,191.1		2,005.0
Simulators | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(554.7)
Property, plant and equipment, end	(621.8)		(554.7)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start			50.3
Additions	13.9		16.9
Acquisition of subsidiaries	0.1		0.5
Additions - through the monetization of royalties			0.0
Disposals	0.0		0.0
Depreciation	(17.9)		(17.3)
Impairment	0.0		0.0
Transfers and others	2.8		1.2
Foreign currency exchange differences	1.0		(0.1)
Property, plant and equipment, end	51.4
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	221.1
Property, plant and equipment, end	203.1		221.1
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(169.6)
Property, plant and equipment, end	(151.7)		(169.6)
Aircraft and aircraft engines
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start			55.4
Additions	11.3		2.5
Acquisition of subsidiaries	0.6		0.3
Additions - through the monetization of royalties			0.0
Disposals	(0.1)		(0.2)
Depreciation	(5.0)		(4.5)
Impairment	0.0		0.0
Transfers and others	4.6		0.0
Foreign currency exchange differences	3.1		1.3
Property, plant and equipment, end	69.3
Aircraft and aircraft engines | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	67.0
Property, plant and equipment, end	82.2		67.0
Aircraft and aircraft engines | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(12.2)
Property, plant and equipment, end	(12.9)		(12.2)
Assets under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start			121.2
Additions	0.0		0.0
Acquisition of subsidiaries	0.0		103.4
Additions - through the monetization of royalties			0.0
Disposals	0.0		0.0
Depreciation	0.0		(15.9)
Impairment	0.0		0.0
Transfers and others	0.0		(6.2)
Foreign currency exchange differences	0.0		3.5
Property, plant and equipment, end	0.0
Assets under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	345.7
Property, plant and equipment, end	0.0		345.7
Assets under finance lease | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(139.7)
Property, plant and equipment, end	0.0		(139.7)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start			164.4
Additions	207.1		194.8
Acquisition of subsidiaries	0.0		0.4
Additions - through the monetization of royalties			0.0
Disposals	0.0		0.0
Depreciation	0.0		0.0
Impairment	0.0		0.0
Transfers and others	(151.6)		(212.8)
Foreign currency exchange differences	0.7		(1.8)
Property, plant and equipment, end	201.2
Assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	145.0
Property, plant and equipment, end	201.2		145.0
Assets under construction | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end	0.0		0.0
Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	2,149.3
Property, plant and equipment, end			2,149.3
Previously stated | Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	241.7
Property, plant and equipment, end			241.7
Previously stated | Simulators
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	1,450.3
Property, plant and equipment, end			1,450.3
Previously stated | Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	51.5
Property, plant and equipment, end			51.5
Previously stated | Aircraft and aircraft engines
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	54.8
Property, plant and equipment, end			54.8
Previously stated | Assets under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	206.0
Property, plant and equipment, end			206.0
Previously stated | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	145.0
Property, plant and equipment, end			145.0
Adjustment | Impact of adopting IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(206.0)
Property, plant and equipment, end			(206.0)
Adjustment | Impact of adopting IFRS 16 | Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end			0.0
Adjustment | Impact of adopting IFRS 16 | Simulators
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end			0.0
Adjustment | Impact of adopting IFRS 16 | Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end			0.0
Adjustment | Impact of adopting IFRS 16 | Aircraft and aircraft engines
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end			0.0
Adjustment | Impact of adopting IFRS 16 | Assets under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(206.0)
Property, plant and equipment, end			(206.0)
Adjustment | Impact of adopting IFRS 16 | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end			0.0
Adjusted balance
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	1,943.3
Property, plant and equipment, end			1,943.3
Adjusted balance | Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	241.7
Property, plant and equipment, end			241.7
Adjusted balance | Simulators
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	1,450.3
Property, plant and equipment, end			1,450.3
Adjusted balance | Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	51.5
Property, plant and equipment, end			51.5
Adjusted balance | Aircraft and aircraft engines
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	54.8
Property, plant and equipment, end			54.8
Adjusted balance | Assets under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end			0.0
Adjusted balance | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	$ 145.0
Property, plant and equipment, end			$ 145.0

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.